long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CAD ($)
TELUS Corporation commercial paper
Current maturities of long-term debt	$ 3,334		$ 3,994
Long-term debt	28,151		27,349		$ 26,588
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Long-term debt	$ 1,800	$ 1.3	1,000	$ 0.8
Effective average interest rate	5.60%	5.60%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,100	$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Effective average interest rate	1.10%	1.10%
TELUS Corporation unsecured revolving credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		2,750
Current maturities of long-term debt	0
Long-term debt	$ 1,760		$ 1,021